Revenue, Other Income and Gains as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Other Income And Gains [Abstract]
Summary of Analysis of Revenue

An analysis of revenue is as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue from contracts with customer
Sales of goods	—	—	3
License and collaboration revenue
- Licensing of intellectual property	65,402	75,000	59,977
Licensing and Royalties	3,424	—	—
	68,826	75,000	59,980

Other Income and Gains
	2021	2020	2019
	US$’000	US$’000	US$’000
Other income and gains
Other income:
Finance income	971	2,930	4,581
Government grants*	1,736	3,072	1,682
Others	35	4	138
	2,742	6,006	6,401
Gains:
Foreign currency exchange gain, net	—	66	584
Fair value gains on financial assets measured at fair value change through profit or loss	—	47	474
Others**	317	—	—
	317	113	1,058
	3,059	6,119	7,459

*

The amount represents subsidies received from local government authorities to support the Group’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.

**	The amount mainly represents reimbursement of depositary fees that are related to the establishment and maintenance of the American Depository Receipts (ADR) program.